Finance Receivables And Loans, Net (Financing Receivable Credit Quality Indicators) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	$ 99,055	$ 113,920
Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	53,715	63,459
Consumer Loans Auto Financing Receivable [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	53,455	63,231
Consumer Loans Auto Financing Receivable [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	260	228
Residential Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	9,821	9,993
Residential Mortgage [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	9,439	9,654
Residential Mortgage [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	382	339
First Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	7,173	6,891
First Mortgage [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	6,831	6,610
First Mortgage [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	342	281
Home Equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	2,648	3,102
Home Equity [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	2,608	3,044
Home Equity [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	$ 40	$ 58